Segment Information - (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Schedule Of Segment Reporting Information By Segment

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Information services	143,613	415,119	833,422
Reservation services	115,692	202,107	318,215
	259,305	617,226	1,151,637